Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of Income Tax Recovery

The following table reconciles the expected income tax recovery at the Canadian statutory income tax rate of 26.5% for 2020 (2019 - 26.5%, 2018 - 26.5%) to the amounts recognized in operations.

For the Year Ended December 31,	2020	2019	2018

Net loss, continuing operations	$(18,169,070)	$(11,727,372)	$(8,422,117)
Net income (loss), discontinued operations	-	5,481,757	(8,198,602)

Net loss before taxes	$(18,169,070)	$(6,245,615)	$(16,620,719)

Expected current income tax recovery	4,814,804	1,655,088	4,404,491
Deferred tax recovery (2)	-	292,740	297,940

	4,814,804	1,947,828	4,702,431

For the Year Ended December 31,	2020	2019	2018

Adjustments to income tax recovery:

Amounts not deductible for tax purposes	$(957,400)	$(1,212,900)	$(1,065,900)
Other non-deductible items	(137,000)	(173,000)	(509,900)
Other deductible items	115,000	216,000	77,000
Non-taxable gain	-	2,307,000	-
Foreign tax differential	(221,000)	591,000	(592,000)
Non-recognizable permanent capital loss	-	(1,175,000)	-
Unusable foreign tax recoveries (1)	-	(7,040,081)	-
Unrecognized tax recovered (losses)	(3,614,404)	4,831,893	(2,313,691)

Income tax recovery recognized (2)	$-	$292,740	$297,940

(1) Deferred tax assets applicable to DenseLight and no longer available to the Company.

(2) Deferred tax recovery and income tax recovery recognized for 2018 and 2017 are included Income (loss) from discontinued operations, net of taxes on the consolidated statements of operations and deficit.

Schedule of Future Income Tax Assets

The following table reflects future income tax assets at December 31:

	2020	2019	2018

Resource assets	$1,024,271	$1,024,271	$1,024,271
Gross unamortized share issue costs	325,600	385,000	669,000
Canadian non-capital losses	22,969,000	16,545,000	12,431,000
Canadian capital losses	4,432,532	4,432,500	-
US non-capital losses	78,829,000	75,060,000	71,594,000
Singapore non-capital losses	3,753,000	378,000	46,894,000

	111,333,403	97,824,771	132,612,271
Unrecognized deferred tax assets	(111,333,403)	(97,824,771)	(132,612,271)

Deferred income tax assets recognized	$-	$-	$-